Called up share capital (Details) £ / shares in Units, € in Millions, £ in Millions			1 Months Ended		12 Months Ended
	Mar. 05, 2019 GBP (£) £ / shares shares	Feb. 25, 2019 shares	Feb. 28, 2019 shares	Aug. 31, 2017 shares	Mar. 31, 2020 EUR (€) shares	Mar. 31, 2019 EUR (€) shares
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Beginning balance | €					€ 4,796
Ending balance | €					€ 4,797	€ 4,796
Reissue of treasury shares			799,100,000	729,100,000
Bonds are convertible to ordinary shares	2,684,563,759
Conversion price per share | £ / shares	£ 1.2814
2 year maturity date in 2021
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Subordinated mandatory convertible bonds | £	£ 1,720
3 year maturity date due in 2022
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Subordinated mandatory convertible bonds | £	£ 1,720
Ordinary shares
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Beginning balance (in shares)					28,815,258,178	28,814,803,308
Allotted during the year (in shares)					656,800	454,870
Ending balance (in shares)					28,815,914,978	28,815,258,178
Beginning balance | €					€ 4,796	€ 4,796
Allotted during the year | €					1
Ending balance | €					€ 4,797	€ 4,796
Number of treasury shares held					2,043,750,434	1,584,882,610
Nominal value of treasury shares | €					€ 340	€ 264
Market value of treasury shares | €					€ 2,610	€ 2,566
Reissue of treasury shares					49,629,851	45,657,750
Ordinary shares | Tranche 2
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Reissue of treasury shares		799,067,749